Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (4,236,173)	$ (5,432,893)	$ (1,466,690)	$ (441,745)